Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events

8.	Subsequent Events

Management has evaluated subsequent events for disclosure and/or recognition in the financial statements through the date that the financial statements were issued, and has determined that there were no subsequent events or transactions which would require recognition or disclosure in the financial statements.